INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Reconciliation of income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of income tax expense
Income (loss) before income tax expense	$ 1,759,242	$ (1,561,564)	$ (1,920,042)
Non-taxable items - Earnings from associates and joint ventures	13,994	5,014	(6,773)
Non-taxable items - Impairment of Goodwill charges			2,017,803
Non-taxable items - Other	(2,294)	3,450	12,672
Restatement in current currency of Equity, goodwill and others	1,246,350	2,699,364	2,070,414
Subtotal	$ 3,017,292	$ 1,146,264	$ 2,174,074
Effective income tax rate	34.31%	33.65%	34.41%
Income tax expense at statutory tax rate of each subsidiary	$ (1,035,341)	$ (385,672)	$ (748,157)
Deferred tax liability restatement in current currency and others	1,632,943	2,455,250	1,790,848
Income tax inflation adjustment	(1,089,173)	(1,141,442)	(814,768)
Actions for recourse			(9)
Income tax on cash dividends of foreign companies	(7,458)	(29,733)	(8,701)
Income tax benefit (expense)	(499,029)	898,403	219,213
Income tax affidavit adjustment	3,306	$ (1,516)	153,758
Income tax calculation adjustment	62,188
Effect of withholding taxes of subsidiaries	261
Income tax - Actions for recourse filed with the Tax Authority
Amount of claim filed during 2015 and 2022	2,039
Non-current tax credit	1,083
Forgoing tax effect of change in tax rate minimum			$ 7,517
Current currency
Income tax - Actions for recourse filed with the Tax Authority
Forgoing tax effect of change in tax rate minimum	$ 104,346
Minimum
Income tax - Actions for recourse filed with the Tax Authority
Percentage of company income charged for tax	100.00%
Maximum
Income tax - Actions for recourse filed with the Tax Authority
Percentage of company income charged for tax	146.60%